Goodwill and Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value			$ 1,782	$ 1,782
Accumulated Amortization			1,050	951
Net Carrying Value	$ 3,052		732	831
Content creator relationships [Member]
Schedule of Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		$ 3,615	772	772
Accumulated Amortization		1,219	772	772
Net Carrying Value		2,396
Brand and trade names [Member]
Schedule of Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		1,010	1,010	1,010
Accumulated Amortization		354	278	179
Net Carrying Value		656	732	$ 831
Finite-Lived Intangible Assets [Member]
Schedule of Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		4,625	1,782
Accumulated Amortization		1,573	1,050
Net Carrying Value	$ 732	$ 3,052	$ 732